LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Leases
Schedule of maturities of lease liabilities

As of December 31,
Year Ending December 31,	2024
2025	43,206
2026	27,818
2027	18,108
2028	9,198
2029	2,963
Total lease payment	101,293
Less: imputed interest	5,504
Present value of minimum operating lease payments	95,789

Schedule of weighted-average remaining lease terms and discount rates

	As of December 31,
	2023	2024
Weighted-average remaining lease term	2.7years	2.9years
Weighted-average discount rate	4.0%	3.8%